Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories were as follows:

	December 31, 2013	December 31, 2012
	(Millions)
Natural gas	$38	$22
NGLs	29	54
Total inventories	$67	$76